PREFERRED LIMITED PARTNERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
Disclsoure of preferred limited partners equity [text block]
			Earliest	Distributions declared for
		Cumulative	permitted	the year ended		Carrying value as at
(MILLIONS, EXCEPT	Shares	distribution	redemption	December 31		Dec 31	Dec 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 5 (C$72)	2.89	5.59	Apr 2018	$4	$4	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 2021	7	8	128	128
Series 9 (C$200)	8.00	5.75	Jul 2021	9	8	147	147
Series 11 (C$250)	10.00	5.00	Apr 2022	9	8	187	187
Series 13 (C$250)	10.00	5.00	Apr 2023	9	-	196	-
	37.89			$38	$28	$707	$511